CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 31,397	$ 3,008
Accounts receivable, net of allowances of $3,121 and $941, respectively	42,085	30,137
Prepaid and other current assets	2,943	2,217
Income tax receivable	474	0
Total current assets	76,899	35,362
Property and equipment, net	15,016	8,728
Goodwill	44,904	41,826
Intangible assets, net	46,447	57,935
Deferred tax assets	18,948	0
Other assets	206	254
Total assets	202,420	144,105
Current liabilities:
Accounts payable	37,191	24,160
Accrued expenses and other current liabilities	9,886	10,839
Current portion of long-term debt and notes payable	7,967	4,150
Income tax payable	1,413	0
Short-term Tax Receivable Agreement liability	510	0
Contingent consideration payable	0	1,000
Total current liabilities	56,967	40,149
Commitments and contingencies (Note 13)
Long-term debt	193,591	201,048
Long-term Tax Receivable Agreement liability	15,760	0
Deferred tax liability	7,024	8,675
Other non-current liabilities	2,683	491
Total liabilities	276,025	250,363
Preferred stock, $0.0001 par value, 100,000 shares authorized; none issued and outstanding at December 31, 2020 and no shares were issued and outstanding at December 31, 2019.	0	0
Additional paid-in capital	(40,901)	0
Retained earnings	1,953	0
Total stockholders' deficit	(38,942)	0
Non-controlling interest	(34,663)	0
Member deficit	0	(106,258)
Total deficit	(73,605)	(106,258)
Total liabilities and deficit	202,420	144,105
Class A Common Stock
Current liabilities:
Common stock	3	0
Class B Common Stock
Current liabilities:
Common stock	3	0
Class C common stock
Current liabilities:
Common stock	$ 0	$ 0